Income Tax - Schedule of deferred tax assets (FY) (Details)	Dec. 31, 2021 USD ($)
Deferred tax asset
Organizational costs/Startup expenses	$ 7,678
Federal Net Operating loss	425
Total deferred tax asset	8,103
Valuation allowance	(8,103)
Deferred tax asset, net of allowance